Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 03, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	annual equity awards at or shortly following regularly scheduled Board or Compensation Committee meetings in the first quarter of each fiscal year. Equity awards for new hires are generally made on a new employee’s first day of employment. All awards are granted under a stockholder-approved plan, with the grant date of any award being no earlier than the date on which such award is approved, and the grant price of any award being no less than the closing price for a share of our common stock on the grant date. The Board and the Compensation Committee do not take material nonpublic information into account when determining the timing and terms of option and option-like equity awards. Further, the Board and the Compensation Committee have not timed, and do not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation.

The following table presents information regarding stock options issued to certain of our named executive officers in 2025 during any period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or a Current Report on Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information[1]

Johan (Thijs) Spoor	3/3/2025	650,000	$2.46	$2.00	-15.47%
Markus Puhlmann, M.D.	3/3/2025	165,000	$2.46	$2.00	-15.47%

1. On March 3, 2025, the Company posted an updated version of its corporate presentation to its Investor Relations website and filed that presentation as an exhibit to a Current Report on Form 8-K filed by the Company on March 4, 2025.

Award Timing Method	The Board and the Compensation Committee typically approve annual equity awards at or shortly following regularly scheduled Board or Compensation Committee meetings in the first quarter of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Awards Close in Time to MNPI Disclosures, Table

The following table presents information regarding stock options issued to certain of our named executive officers in 2025 during any period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or a Current Report on Form 8-K disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information[1]

Johan (Thijs) Spoor	3/3/2025	650,000	$2.46	$2.00	-15.47%
Markus Puhlmann, M.D.	3/3/2025	165,000	$2.46	$2.00	-15.47%

1. On March 3, 2025, the Company posted an updated version of its corporate presentation to its Investor Relations website and filed that presentation as an exhibit to a Current Report on Form 8-K filed by the Company on March 4, 2025.

Johan (Thijs) Spoor
Awards Close in Time to MNPI Disclosures
Name		Johan (Thijs) Spoor
Underlying Securities | shares		650,000
Exercise Price | $ / shares		$ 2.46
Fair Value as of Grant Date | $		$ 2
Underlying Security Market Price Change | Rate		(15.47%)
Markus Puhlmann, M.D.
Awards Close in Time to MNPI Disclosures
Name		Markus Puhlmann, M.D.
Underlying Securities | shares		165,000
Exercise Price | $ / shares		$ 2.46
Fair Value as of Grant Date | $		$ 2
Underlying Security Market Price Change | Rate		(15.47%)